Long-Term Debt - Schedule of Principal Payments (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Debt Instruments [Abstract]
2019	$ 4,403
2020	4,663
2021	4,783
2022	15,264
2023	35,360
2024 and thereafter
Total	$ 64,473